Liabilities Collateralized by Pledges	12 Months Ended
Dec. 31, 2011
Liabilities Collateralized by Pledges [Abstract]
LIABILITIES COLLATERALIZED BY PLEDGES

NOTE 15: — LIABILITIES COLLATERALIZED BY PLEDGES

Balance of liabilities collateralized by pledges is as follows:

	December 31,
	2011	2010
Short-term bank credit and short-term loans	$—	$6

Long-term debt (including current maturities) (1)	$14,904	$17,787

(1)	Long-term debt primarily includes mortgages secured by facilities in the U.S.A.

For further discussion of collateralized assets see Notes 12 and 14.